SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [  ];               Amendment Number:
       This Amendment (Check only one):         [  ] is a restatement.
                                                [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Ironwood Investment Counsel, LLC
Address: 	11801 N. Tatum Blvd., Suite 224
	 	Phoenix, AZ 85028



Form 13F File Number:  28- 11471

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: PAUL W. ALSTON, III
Title:
Phone: 602-493-4042

Signature, Place, and Date of Signing:

   PAUL W. ALSTON, III     Phoenix, AZ              May 14, 2010
 ---------------------    ---------------------     -------------------
 [Signature]                 [City, State]               [Date]

Report Type                (Check only one):

[X]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.
[ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                                                Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                     0
                                                  -----------------------

Form 13F Information Table Entry Total:               91
                                                  -----------------------

Form 13F Information Table Value Total:             93309(x 1000)
                                                  -----------------------


List of Other Included Managers:

                          Ironwood Investment Counsel, LLC
                           Form 13F Information Table





FORM 13F INFORMATION TABLE

         COLUMN 1                 COLUMN 2       COLUMN 3  COLUMN 4         COLUMN 5    COLUMN 6 COLUMN7     COLUMN 8
                                                             VALUE    SHARES/  SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP     (x$1000)  PRN AMT  PRN CALL DSCRETN MANAGERS SOLE  SHARED  NONE
----------------------------------------------------------------------------------------------------------------------------
3M Co                          COM              88579y101     1309    15665 SH            SOLE          12365           3300
Abbott Labs                    COM              002824100      885    16806 SH            SOLE          10506           6300
Accenture PLC                  SHS CL A         G1151C101      980    23350 SH            SOLE          22350           1000
Air Prods & Chems Inc          COM              009158106      465     6285 SH            SOLE           2985           3300
American Express               COM              025816109     1085    26296 SH            SOLE          26296
Apache Corp                    COM              037411105     1439    14182 SH            SOLE           8632           5550
Apple Computer Inc             COM              037833100      403     1715 SH            SOLE           1715
Auto Data Processing           COM              053015103     1061    23857 SH            SOLE          16007           7850
B O K Financial Cp New         COM NEW          05561Q201      371     7075 SH            SOLE           1075           6000
Bank of America Corp           COM              060505104      302    16906 SH            SOLE          10286           6620
Bard  C R                      COM              067383109      276     3190 SH            SOLE           3190
Berkshire Hathway              CL A             084670108      365        3 SH            SOLE              0              3
Berkshire Hathaway             CL B             084670207      616     7575 SH            SOLE           7325            250
BHP Billiton Ltd ADR           Spons ADR        05545E209      325     4044 SH            SOLE             44           4000
BP PLC                         Spons ADR        055622104      288     5050 SH            SOLE           3850           1200
Capital One Financial          COM              14010H105      415    10031 SH            SOLE          10031
Chevron Corp                   COM              166764100      674     8885 SH            SOLE           8885
Church & Dwight Co Inc         COM              171340102      285     4250 SH            SOLE           3200           1050
Cintas Corp                    COM              172908105      596    21215 SH            SOLE          21215
Cisco Systems Inc              COM              17275R102     2097    80555 SH            SOLE          80555
Citigroup Inc                  COM              172967101     1010   249425 SH            SOLE         249425
Clorox Company                 COM              189054109      779    12150 SH            SOLE           9650           2500
Coca Cola                      COM              191216100      824    14985 SH            SOLE           7592           7393
Colgate Palmolive Co           COM              194162103      546     6400 SH            SOLE           1400           5000
Costco                         COM              22160k105     1238    20730 SH            SOLE          20430            300
Devon Energy                   COM              25179m103     1705    26466 SH            SOLE          18666           7800
Disney Walt Co                 COM              254687106      671    19219 SH            SOLE          19219
Ebay Inc                       COM              278642103      900    33387 SH            SOLE          32387           1000
Eli Lilly & Co                 COM              532457108      203     5600 SH            SOLE            600           5000
Emerson Electric               COM              291011104     1670    33175 SH            SOLE          21175          12000
Enterprise Prd Prtnrs Lp       COM              293792107      473    13675 SH            SOLE          13675
Exxon Mobil                    COM              30231G102     3238    48339 SH            SOLE          34007          14332
Fastenal Co                    COM              311900104      307     6406 SH            SOLE           6406
General Electric               COM              369604103     2106   115694 SH            SOLE         105394          10300
General Mills Inc              COM              370334104      327     4620 SH            SOLE            620           4000
Genuine Parts Co               COM              372460105      215     5100 SH            SOLE            100           5000
Google Inc Class A             CL A             38259P508      474      835 SH            SOLE            785             50
Home Depot                     COM              437076102     1044    32258 SH            SOLE          31258           1000
IBM                            COM              459200101     1102     8594 SH            SOLE           3994           4600
Illinois Tool Works            COM              452308109      333     7025 SH            SOLE           7025
Intel                          COM              458140100      387    17359 SH            SOLE          15359           2000
iShares                        Barcly1-3YR Trea 464287457      255     3061 SH            SOLE           1901           1160
iShares                        Barclys US AGG B 464287226      429     4119 SH            SOLE           4119
iShares                        Barcly TIPS Bond 464287176     5390    51881 SH            SOLE          49681           2200
iShares                        IBOXX INV CPBD   464287242      212     2006 SH            SOLE           2006
iShares                        MSCI EAFE IDX    464287465     1030    18404 SH            SOLE          18404
iShares                        MSCI Emerg Mkts  464287234      718    17042 SH            SOLE          17042
iShares                        Russell 1000 Gr  464287614     7628   146839 SH            SOLE         146839
iShares                        Russell 3000 Idx 464287689     1439    20907 SH            SOLE          20907
iShares                        S&P 500 Idx      464287200     6563    55930 SH            SOLE          55930
iShares                        US Pref Stck Idx 464288687      323     8352 SH            SOLE           8352
JP Morgan Chase & Co           COM              46625H100      560    12513 SH            SOLE          12513
Johnson & Johnson              COM              478160104     3193    48965 SH            SOLE          42865           6100
Kinder Morgan Mgmt LLC         COM              49455U100     1191    20313 SH            SOLE          11302           9011
Lowes Companies                COM              548661107      276    11370 SH            SOLE          10370           1000
McDonalds                      COM              580135101     1234    18497 SH            SOLE           8497          10000
McGraw Hill                    COM              580645109      383    10750 SH            SOLE           9450           1300
Medcohealth Solutions          COM              58405u102      223     3452 SH            SOLE            836           2616
Medtronic Inc                  COM              585055106      918    20392 SH            SOLE          20142            250
Merck & Co                     COM              589331107      427    11438 SH            SOLE           1588           9850
Microsoft                      COM              594918104     2884    98461 SH            SOLE          83678          14783
Morgan Stanley                 MUN INCM OPPTN   61745P452       67    10524 SH            SOLE          10524
MV Oil Trust                   TR UNITS         553859109      498    19700 SH            SOLE           5700          14000
Northern Trust 	Corp           COM              665859104      333     6032 SH            SOLE           6032
Novartis AG                    Spons ADR        66987V109      231     4272 SH            SOLE           4272
Omnicare Inc                   COM              681904108      587    20740 SH            SOLE          19240           1500
Paychex Inc                    COM              704326107      495    16105 SH            SOLE          16105
Pepsico Inc                    COM              713448108     1162    17558 SH            SOLE          12558           5000
Pfizer                         COM              717081103     1267    73890 SH            SOLE          57014          16876
Pinnacle West Capital Cp       COM              723484101      300     7952 SH            SOLE           7952
Powershares DB Cmdy Idx Tra    UNIT BEN INT     73935S105      318    13525 SH            SOLE          13525
Procter & Gamble               COM              742718109     2419    38225 SH            SOLE          20625          17600
Royal Dutch Shell A Adrf       COM              780259206      312     5400 SH            SOLE           5400
SPDR S&P 500 ETF TR            UNIT SER 1 S&P   78462F103      393     3362 SH            SOLE           3362
Sigma Aldrich Corp             COM              826552101      620    11549 SH            SOLE           6549           5000
Sirius XM Radio                COM              82967N108       15    17745 SH            SOLE          17745
State Street Corp              COM              857477103      416     9208 SH            SOLE           7608           1600
Stryker Corp                   COM              863667101      633    11055 SH            SOLE           5855           5200
Sysco                          COM              871829107     1530    51858 SH            SOLE          49158           2700
T. Rowe Price Group Inc        COM              74144t108      533     9700 SH            SOLE           7700           2000
Target Corp                    COM              87612E106      866    16460 SH            SOLE          13860           2600
United Parcel Svc              CL B             911312106     1142    17734 SH            SOLE          16434           1300
US Bancorp                     COM              902973304     1780    68767 SH            SOLE          63651           5116
Vanguard Intl Equity Index     EMR MKT ETF      922042858     3308    78493 SH            SOLE          77193           1300
Vanguard Bd Index FD Inc       TOTAL BND MRKT   921937835      258     3255 SH            SOLE           3255
Wal Mart Stores Inc            COM              931142103     1637    29443 SH            SOLE          23943           5500
Waters Corp                    COM              941848103      378     5599 SH            SOLE           5599
Wellpoint Inc                  COM              94973V107      793    12312 SH            SOLE          12312
Wells Fargo                    COM              949746101      327    10506 SH            SOLE          10006            500
Western Union                  COM              959802109     1197    70554 SH            SOLE          63554           7000
Windstream Corp                COM              97381W104      431    39558 SH            SOLE          24457          15101

REPORT SUMMARY                                      TOTAL   $ 93309(x 1000)


